John Hancock Classic Value Fund dated 3/1/06 as rev. 5/24/06          John Hancock International Fund dated 3/1/06
John Hancock Classic Value Fund II dated 7/1/06                       John Hancock International Classic Value Fund dated 2/28/06 as rev. 4/1/06
John Hancock Core Equity Fund dated 3/1/06                            John Hancock Large Cap Select Fund dated 3/1/06
John Hancock Greater China Opportunities Fund dated 3/1/06            John Hancock Small Cap Fund dated 3/1/06
John Hancock Independence Dividend Core Equity Fund II dated 7/1/06   John Hancock U.S. Global Leaders Growth Fund dated 3/1/06

                Supplement to Statement of Additional Information

Under the heading "Those Responsible for Management" the section of the table regarding "Principal Officers who are not Trustees" has been deleted and replaced with the following:

--------------------------- --------------- ----------- -------------------------------------------- -----------------
                                                                                                     Number of John
                                            Trustee/                                                 Hancock Funds
Name, Address (1)           Position(s)     Officer     Principal Occupation(s) and other            Overseen by
And Age                     Held with Fund  since (2)   Directorships During Past 5 Years            Trustee
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Principal Officers who
are not Trustees
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Keith F. Hartstein          President and   2005        Senior Vice President, Manulife Financial    N/A
Born:  1956                 Chief                       Corporation (since 2004); Director,
                            Executive                   President and Chief Executive Officer, the
                            Officer                     Adviser and The Berkeley Group, John
                                                        Hancock Funds, LLC (since 2005); Director,
                                                        MFC Global Investment Management (U.S.),
                                                        LLC ("MFC Global (U.S.)") (since 2005);
                                                        Director, John Hancock Signature Services,
                                                        Inc. (since 2005); President and Chief
                                                        Executive Officer, John Hancock Investment
                                                        Management Services, LLC (since 2006);
                                                        President and Chief Executive Officer,
                                                        John Hancock Funds,  John Hancock Funds
                                                        II, John Hancock Funds III, John Hancock
                                                        Trust,; Director, Chairman and President,
                                                        NM Capital Management, Inc. (since 2005);
                                                        Chairman, Investment Company Institute
                                                        Sales Force Marketing Committee (since
                                                        2003); Director, President and Chief
                                                        Executive Officer, MFC Global (U.S.)
                                                        (2005-2006); Executive Vice President,
                                                        John Hancock Funds, LLC (until 2005);

--------------------------- --------------- ----------- -------------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


--------------------------- --------------- ----------- -------------------------------------------- -----------------
                                                                                                     Number of John
                                            Trustee/                                                 Hancock Funds
Name, Address (1)           Position(s)     Officer     Principal Occupation(s) and other            Overseen by
And Age                     Held with Fund  since (2)   Directorships During Past 5 Years            Trustee
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- ----------------- ------------ ------------------------------------ ---------------------
Thomas M. Kinzler            Secretary and     2006         Vice President and Counsel for       N/A
Born:  1955                  Chief Legal                    John Hancock Life Insurance
                             Officer                        Company (U.S.A.) (since 2006);
                                                            Secretary and Chief Legal Officer,
                                                            John Hancock Funds, John Hancock
                                                            Funds II, John Hancock Funds III
                                                            and John Hancock Trust (since
                                                            2006); Vice President and
                                                            Associate General Counsel for
                                                            Massachusetts Mutual Life
                                                            Insurance Company (1999-2006);
                                                            Secretary and Chief Legal Counsel
                                                            for MML Series Investment Fund
                                                            (2000-2006); Secretary and Chief
                                                            Legal Counsel for MassMutual
                                                            Institutional Funds (2000-2004);
                                                            Secretary and Chief Legal Counsel
                                                            for MassMutual Select Funds and
                                                            MassMutual Premier Funds
                                                            (2004-2006).

---------------------------- ----------------- ------------ ------------------------------------ ---------------------
Francis V. Knox, Jr.         Chief             2005         Vice President and Chief             N/A
Born:  1947                  Compliance                     Compliance Officer, John Hancock
                             Officer                        Investment Management Services,
                                                            LLC, the Adviser and MFC Global
                                                            (U.S.) (since 2005); Chief
                                                            Compliance Officer, John Hancock
                                                            Funds, John Hancock Funds II, John
                                                            Hancock Funds III and John Hancock
                                                            Trust (since 2005); Vice President
                                                            and Assistant Treasurer, Fidelity
                                                            Group of Funds (until 2004); Vice
                                                            President and Ethics & Compliance
                                                            Officer, Fidelity Investments
                                                            (until 2001).

---------------------------- ----------------- ------------ ------------------------------------ ---------------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

--------------------------- --------------- ----------- -------------------------------------------- -----------------
                                                                                                     Number of John
                                            Trustee/                                                 Hancock Funds
Name, Address (1)           Position(s)     Officer     Principal Occupation(s) and other            Overseen by
And Age                     Held with Fund  since (2)   Directorships During Past 5 Years            Trustee
--------------------------- --------------- ----------- -------------------------------------------- -----------------
Principal Officers who are
not Trustees
---------------------------- --------------- -------------- ---------------------------------------- -----------------
Gordon M. Shone              Treasurer       2006           Treasurer, John Hancock Funds (since     N/A
Born:  1956                                                 2006); John Hancock Funds II, John
                                                            Hancock Funds III and John Hancock
                                                            Trust (since 2005); Vice President and
                                                            Chief Financial Officer, John Hancock
                                                            Trust (2003-2005); Senior Vice
                                                            President, John Hancock Life Insurance
                                                            Company (U.S.A.) (since 2001); Vice
                                                            President, John Hancock Investment
                                                            Management Services, Inc. and John
                                                            Hancock Advisers, LLC (since 2006),
                                                            The Manufacturers Life Insurance
                                                            Company (U.S.A.) (1998 to 2000).

---------------------------- --------------- -------------- ---------------------------------------- -----------------
John G. Vrysen               Chief           2005           Director, Executive Vice President and   N/A
Born:  1955                  Financial                      Chief Financial Officer, the Adviser,
                             Officer                        The Berkeley Group and John Hancock
                                                            Funds, LLC (since 2005); Executive
                                                            Vice President and Chief Financial
                                                            Officer, John Hancock Investment
                                                            Management Services, LLC (since 2005),
                                                            Vice President and Chief Financial
                                                            Officer, MFC Global (U.S.) (since
                                                            2005); Director, John Hancock
                                                            Signature Services, Inc. (since 2005);
                                                            Chief Financial Officer, John Hancock
                                                            Funds, John Hancock Funds II, John
                                                            Hancock Funds III, John Hancock Trust
                                                            (since 2005); Vice President and
                                                            General Manager, Fixed Annuities, U.S.
                                                            Wealth Management (until 2005); Vice
                                                            President, Operations Manulife Wood
                                                            Logan (2000-2004).

---------------------------- --------------- -------------- ---------------------------------------- -----------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


October 1, 2006

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